INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs	9 Months Ended
Sep. 30, 2012
INTEREST INCOME - NOTES RECEIVABLE - RIGHTS TO MSRs
9.	INTEREST INCOME — NOTES RECEIVABLE — RIGHTS TO MSRs

Our primary source of revenue is the fees we are entitled to receive in connection with the servicing of mortgage loans. We account for these fees within interest income.

The following table shows how we calculated Interest income -notes receivable — Rights to MSRs for the periods ended September 30:

	Three Months		Nine Months
	2012	2011	2012	2011
Servicing fees collected	$27,689	$—	$57,190	$—
Subservicing fee payable to Ocwen	10,633	—	23,093	—

Net servicing fees retained by HLSS	17,056	—	34,097	—
Reduction in notes receivable — Rights to MSRs	3,039	—	6,555	—

	$14,017	$—	$27,542	$—